Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

17. EQUITY

Ordinary shares

The Company’s authorized share capital comprises of (i) 480,000,000 Class A ordinary shares of par value US$0.0001 each and (ii) 20,000,000 Class B ordinary shares of par value US$0.0001 each.

In April 2023, the Company completed initial public offering and listed its Class A ordinary shares on the Nasdaq Capital Market under the symbol “JYD.” The Company raised approximately US$4.86 million in net proceeds at US$4 per share from the issuance of 25,000 new Class A ordinary shares from the initial public offering and 2,044 new Class A ordinary shares from partial exercise of over-allotment option by its underwriter after deducting underwriting discounts, commissions and expenses.

In July and September 2024, Geng Xiaogang, the controlling shareholder of the Group, converted total of 20,000 Class B shares into Class A shares.

On September 13, 2024, the Group entered into Securities Purchase Agreements (the “Securities Purchase Agreement”) with two accredited investors (the “Purchasers”), pursuant to which the Group received proceeds (net of issuance cost) of RMB5,728,717 (US$796,939) in consideration of the issuance of Convertible Debentures (the “Debenture”) in the principal amount of US$800,000. The transactions contemplated under the Securities Purchase Agreements closed in September and October 2024. The Debentures mature on the first-year anniversary of the issuance of the Debenture, bears interest at a rate of 6% per annum to the extent such interest is paid in cash or Class A ordinary shares of the Group, beginning after its original date of issuance at a conversion price at 52% of average of the Volume-Weighted Average Price (“VWAP”) for the five (5) consecutive trading days that is immediately prior to the original issue date, or 52% of the lowest daily VWAP price in the last five (5) trading days immediately prior to conversion. The principal and accumulated interests were converted into 41,388 shares of Class A ordinary shares of the Group on October 22, 2024.

In October 2024, the Group entered into Share Purchase Agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company issued in a private placement an aggregate of 295,866 Class A ordinary shares to the Purchasers at a purchase price of US$ 0.45 per share. The Group received proceeds (net of issuance cost) of RMB47,469,070.

In October 2024, the Group issued 345 shares as compensation to its investor relation service provider with cash value of US$12,000.

From October 19, 2024 to October 26, 2024, the Group acquired 20% equity interests in HYTX WAREHOUSE NO.3 LLC, 49% equity interests in HYTX WAREHOUSE NO.10 LLC, 95% of YUKON FLOORING BELLAIRE, LLC, and 20% of HYTX WAREHOUSE NO.11 LLC, four warehousing companies in the United States, with 33,600 share, 31,370 shares, 44,397 shares, and 34,097 shares of Class A ordinary shares of the Group as consideration, respectively. Due to the Share acquisition termination agreement (“Termination agreement”) with the original selling shareholder of HYTX No. 11 LLC signed in December 2024, 34,097 Class A ordinary shares was canceled by the Group.

On October 21, 2024, the Group acquired 10% equity interest in LD Global Logistics Inc. (“LD”) to LD, a licensed customs broker based in the United States, by issuing 2,342 Class A ordinary shares as consideration.

On December 3, 2024, Jayud Global Logistics Limited (the “Company”) entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with certain accredited investors named therein (the “Investors”), pursuant to which the Company agreed to sell and issue 1,000,000 Class A ordinary shares to the Investors at a purchase price of US$0.20 per share, in a registered direct offering (the “Offering”). The Company received proceeds (net of issuance cost) of RMB70,194,498.

On July 17, 2025, the Group entered into a Share Purchase Agreement with certain investors, pursuant to which the Company agreed to sell and issue 857,174 Class A ordinary shares to the Investors at a purchase price of US$0.14 per share, in a registered direct offering. The Company received proceeds (net of issuance cost) of RMB40,202,331 (US$5,719,658).

On December 19, 2025, the Group granted 540,000 Class A ordinary shares to 13 employees, officers and directors as discretionary bonus shares in recognition of their contributions to the Company’s IPO and recent operations. See Note 16 for details.

1,768,160 and 3,165,708 Class A Ordinary shares were issued and outstanding as of December 31, 2024 and 2025, respectively; 108,192 and 108,192 Class B Ordinary shares were issued and outstanding as of December 31, 2024 and 2025, respectively.

Warrant

On April 25, 2023, the Company issued warrants to its underwriter to purchase up to 750 Class A ordinary shares. The warrants have an exercise price of US$4.00 per share and may be exercised on a cashless basis. The warrants are exercisable beginning September 27, 2023 and ending March 31, 2028. The value of the warrant was evaluated by a third party appraiser, and amounted to RMB360,874 and included in additional paid in capital as of December 31, 2024. The warrant was fully exercised by the underwriter on April 1, 2025, which resulted in 374 shares was issued to the underwriter based on the market price of the shares on April 1, 2025.

Share Combination

On September 9, 2025, the board of directors of Jayud approved a share combination of the Company’s ordinary shares at a ratio of 50-for-1, pursuant to which every fifty (50) issued and outstanding ordinary shares were combined into one (1) ordinary share (the “Share Combination”). Fractional shares resulting from the Share Combination were rounded up to the nearest whole share.

As a result of the Share Combination, the Company’s authorized share capital changed from US$50,000 divided into 500,000,000 shares with a par value of US$0.0001 each, comprising (i) 480,000,000 Class A ordinary shares and (ii) 20,000,000 Class B ordinary shares, to US$2,500,000 divided into 500,000,000 shares with a par value of US$0.005 each, comprising (i) 480,000,000 Class A ordinary shares and (ii) 20,000,000 Class B ordinary shares.

All share and per share amounts presented in the consolidated financial statements have been retroactively adjusted to reflect the Share Combination.

Capital injection by non-controlling shareholder

In March 2024, the non-controlling shareholder of Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”) made a capital injection of RMB20,000 to Oranda.

In September 2024, the non-controlling shareholder of FASTFLY made a capital injection of RMB29,174 to FASTFLY.

In July and October 2024, the non-controlling shareholder of JNT made a total capital injection of RMB55,000 to JNT.

From August to October, 2025, the non-controlling shareholder of LB, JPEC Enterprises, Inc. (“JPEC”), made a total capital injection of RMB1,605,488 (US$225,000) to LB.

Dividend

In February and March 2022, JYD DS, JYD WLKJ, and HQ declared dividend to their shareholders with total amount of RMB18,770,000. Out of the total dividend declared, RMB6,839,000 was inter-group dividend, and RMB11,931,000 was to individual shareholders. As of December 31, 2024 and 2025, RMB6,937,500 (US$987,011) was outstanding and included in the other payables to shareholders.

Restricted net assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2024 and 2025, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately RMB3.5 million and RMB1.1 million (US$0.1 million), respectively.